SUBSEQUENT EVENTS (Details) - 3.9 GW Operating And Under Construction And 30 GW Development Pipeline $ in Millions	2 Months Ended
Feb. 28, 2025 USD ($) GW
Disclosure of non-adjusting events after reporting period [line items]
Power capacity | GW	3.9
Solar power capacity | GW	30
Investment in equity-accounted investments	$ 238
Enterprise value	1,735
Brookfield Renewable And Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments	$ 950